Prepayments and Other Assets, Net (Details) - USD ($)		12 Months Ended
		Sep. 30, 2023	Apr. 10, 2023	Sep. 30, 2022
Prepayments and Other Assets, Net [Line Items]
Prepayment of rent related to leases expiring		12 months
Prepaid expenses		$ 473,387		$ 978,870
Third-parties rate per annum		5.00%
Prepaid expense	[1]	$ 3,602,000
Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Prepaid expense		3,602,000
Maximum [Member]
Prepayments and Other Assets, Net [Line Items]
Prepaid expense		600,000
Kaiye (Wenzhou) Water Project Development Co., Ltd [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest			100.00%
Ms. Zhao Dongfang [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest			3.40%
Business Combination [Member]
Prepayments and Other Assets, Net [Line Items]
Total consideration		$ 5,000,000

[1]	On April 10, 2023, the Company signed a Share Purchase Agreement (“SPA”) to purchase 100% equity interest of Kaiye (Wenzhou) Water Project Development Co., Ltd (“Kaiye”) from a third party and Ms. Zhao Dongfang, a shareholder of the Company who owns approximately 3.4% of the Company’s equity shares. Kaiye is a provider of waterfront tourism projects especially water sports projects development. Pursuant to the SPA, the total consideration is $5,000,000, which will be paid in three installments. As of September 30, 2023, the Company has paid $3,602,000, and further paid $600,000 subsequently.